Corporate Information (Details)	12 Months Ended
Jun. 30, 2026
Exploration Licenses [Member]
Corporate Information [Line Items]
Number of licenses	54
Date of licenses validity	Dec. 31, 2029
Mining Licenses [Member]
Corporate Information [Line Items]
Number of licenses	20
Date of licenses validity	Dec. 31, 2027
EV Resources GmbH [Member]
Corporate Information [Line Items]
Percentage of interest	26.00%
Tanbreez Mining Greenland A/S [Member]
Corporate Information [Line Items]
Percentage of interest	92.50%